INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
		Useful life	December 31,
		(years)	2016	2017

a.	Impaired cost:
	Acquired technology and license	5 - 10	$19,857	$19,857
	Customer relationship	4.5 - 9	4,750	4,750

			24,607	24,607
	Accumulated amortization:
	Acquired technology and license		17,292	18,008
	Customer relationship		4,483	4,599

			21,775	22,607

	Amortized cost		$2,832	$2,000

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
c.	Expected amortization expenses are as follows:

Year ending December 31,

2018	$749
2019	354
2020	334
2021	282
Thereafter	281

$2,000